Cover	Oct. 25, 2023
Cover [Abstract]
Entity Registrant Name	Edesa Biotech, Inc.
Entity Central Index Key	0001540159
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 25, 2023
Entity File Number	001-37619
Entity Incorporation State Country Code	A1
Entity Address Address Line 1	100 Spy Court
Entity Address City Or Town	Markham
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	L3R 5H6
City Area Code	289
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	800-9600
Security 12b Title	Common Shares
Trading Symbol	EDSA
Security Exchange Name	NASDAQ